Share-based payment arrangements - Reconciliation of outstanding share options and RSUs (Details 2) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Equity-settled share-based payment arrangement | Stock options plan (SOP)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1		4,158,492	4,696,654
Forfeited during the year		(14,523)
Exercised during the year		(93,018)	(1,049,135)
Modification during the year	[1]	(75,219)
Granted during the year		94,112	510,973
Outstanding at December 31		4,069,844	4,158,492
Number of share options exercisable in share-based payment arrangement		1,585,656	2,011,471
Equity-settled share-based payment arrangement | Incentive stock options (ISO)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1		83,522
Forfeited during the year
Exercised during the year
Modification during the year	[1]
Granted during the year		10,374	83,522
Outstanding at December 31		93,896	83,522
Number of share options exercisable in share-based payment arrangement		18,779
Equity-settled share-based payment arrangement | Restricted stock units (RSU)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1		1,446,312
Forfeited during the year
Exercised during the year		(504,685)
Modification during the year	[1]
Granted during the year		268,132	1,446,312
Outstanding at December 31		1,209,759	1,446,312
Exercisable at December 31
Equity-settled share-based payment arrangement | Matching Shares [Member]
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1
Forfeited during the year
Exercised during the year
Modification during the year	[1]
Granted during the year		6,719
Outstanding at December 31		6,719
Number of share options exercisable in share-based payment arrangement
Cash-settled share-based payment arrangement | Stock options plan (SOP)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1		92,322	81,904
Forfeited during the year
Exercised during the year			(2,683)
Modification during the year	[1]
Granted during the year			13,101
Outstanding at December 31		92,322	92,322
Number of share options exercisable in share-based payment arrangement		44,570	32,344

[1]	The modification of the plan is explained in the first part of this explanatory note.